UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Riazzi Asset Management, LLC
Address:  2331 Far Hills Avenue, Suite 200
          Oakwood, OH 45419

Form 13F File Number:  028-13326

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Riazzi
Title:    Chief Executive Officer
Phone:    937-643-1000

Signature, Place, and Date of Signing:

       /s/ John Riazzi                 Oakwood, OH             January 31, 2012
       ---------------                 -----------             ----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          117
                                         -----------

Form 13F Information Table Value Total:  $   166,428
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

          COLUMN 1               COLUMN 2     COLUMN 3    COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7      COLUMN 8
-----------------------------  -------------  ---------  ----------  ---------------------  ----------  -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                 TITLE OF                  VALUE      SHRS OR    SH/  PUT/  INVESTMENT   OTHER   -------------------
       NAME OF ISSUER              CLASS        CUSIP     (x$1000)    PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED NONE
-----------------------------  -------------  ---------  ----------  ----------  ---  ----  ----------  -------- ------- ------ ----
ABBOTT LABS                    Common Stocks  002824100         417       7,413             Sole                   7,413      0    0
ADOBE SYSTEMS                  Common Stocks  00724F101         503      17,789             Sole                  17,789      0    0
AGNICO-EAGLE MINES             Common Stocks  008474108         276       7,597             Sole                   7,597      0    0
ALLIANCE BERNSTEIN             Common Stocks  01881G106         304      23,232             Sole                  23,232      0    0
ALTRIA GROUP                   Common Stocks  02209S103         516      17,420             Sole                  17,420      0    0
ANNALY CAPITAL MANAGEMENT INC  Common Stocks  035710409         618      38,692             Sole                  38,692      0    0
ARCHER-DAN-MID                 Common Stocks  039483102         662      23,134             Sole                  23,134      0    0
BANK OF AMERICA                Common Stocks  060505104       1,000     179,823             Sole                 179,823      0    0
BAYERISCHE MOTERENWE (BMW      Common Stocks  D12096109         266       3,963             Sole                   3,963      0    0
BLACKROCK INC                  Common Stocks  09247X101         270       1,513             Sole                   1,513      0    0
BP PLC SPONS ADR               Common Stocks  055622104       1,297      30,356             Sole                  30,356      0    0
BRISTOL MYERS SQUIBB           Common Stocks  110122108       2,747      77,939             Sole                  77,939      0    0
CENTURY LINK, INC              Common Stocks  156700106         320       8,607             Sole                   8,607      0    0
CISCO SYSTEMS                  Common Stocks  17275R102       1,100      60,845             Sole                  60,845      0    0
CITIGROUP INC                  Common Stocks  172967424         623      23,670             Sole                  23,670      0    0
COCA-COLA CO                   Common Stocks  191216100         566       8,083             Sole                   8,083      0    0
COLGATE PALMOLIVE              Common Stocks  194162103         982      10,631             Sole                  10,631      0    0
DIAGEO PLC-ADR                 Common Stocks  25243Q205         402       4,602             Sole                   4,602      0    0
DOW CHEMICAL                   Common Stocks  260543103         733      25,490             Sole                  25,490      0    0
ENERGY TRANSFER PARTNERS       Common Stocks  29273R109         784      17,109             Sole                  17,109      0    0
EXXON MOBIL CORP               Common Stocks  30231G102       1,170      13,801             Sole                  13,801      0    0
FIRSTENERGY                    Common Stocks  337932107         931      21,025             Sole                  21,025      0    0
FLUOR CORP                     Common Stocks  343412102         340       6,766             Sole                   6,766      0    0
FREEPORT CORP                  Common Stocks  35671D857         339       9,215             Sole                   9,215      0    0
GOLDMAN SACHS GROUP INC        Common Stocks  38141G104         694       7,675             Sole                   7,675      0    0
HEINEKEN NV ADR                Common Stocks  423012202         400      17,225             Sole                  17,225      0    0
JANUS CAP GROUP INC            Common Stocks  47102X105         212      33,654             Sole                  33,654      0    0
JEFFERIES GROUP                Common Stocks  472319102         547      39,768             Sole                  39,768      0    0
KROGER CO                      Common Stocks  501044101         617      25,466             Sole                  25,466      0    0
LABORATORY CORP                Common Stocks  50540R409         210       2,442             Sole                   2,442      0    0
LLOYDS TSB GROUP PLC ADR       Common Stocks  539439109         303     193,043             Sole                 193,043      0    0
MARATHON OIL CORP              Common Stocks  565849106         683      23,331             Sole                  23,331      0    0
MARKET VECTORS DOUBLE SHO      Common Stocks  617480280         325       7,116             Sole                   7,116      0    0
MICROSOFT CORP                 Common Stocks  594918104       2,595      99,975             Sole                  99,975      0    0
MONSANTO CO NEW                Common Stocks  61166W101         460       6,565             Sole                   6,565      0    0
NESTLE                         Common Stocks  641069406         552       9,567             Sole                   9,567      0    0
PAYCHEX INC                    Common Stocks  704326107         816      27,113             Sole                  27,113      0    0
PFIZER INC                     Common Stocks  717081103         874      40,370             Sole                  40,370      0    0
PHILIP MORRIS INTERNATIONAL    Common Stocks  718172109         752       9,588             Sole                   9,588      0    0
PLAINS ALL AMERICAN PIPEL      Common Stocks  726503105         325       4,427             Sole                   4,427      0    0
PROCTER & GAMBL                Common Stocks  742718109         335       5,025             Sole                   5,025      0    0
RAYMOND JAMES FIN              Common Stocks  754730109         781      25,211             Sole                  25,211      0    0
ROCHE HOLD ADR                 Common Stocks  771195104         225       5,280             Sole                   5,280      0    0
SCHLUMBERGER                   Common Stocks  806857108       1,007      14,742             Sole                  14,742      0    0
SEASPAN CORP                   Common Stocks  Y75638109         410      29,936             Sole                  29,936      0    0
SOUTHERN CO                    Common Stocks  842587107         384       8,285             Sole                   8,285      0    0
SUNOCO LOGISTICS PARTNERS      Common Stocks  86764L108         771      19,560             Sole                  19,560      0    0
SYSCO CORP                     Common Stocks  871829107         391      13,337             Sole                  13,337      0    0
TARGET CORP                    Common Stocks  87612E106         220       4,300             Sole                   4,300      0    0
TEEKAY TANKERS                 Common Stocks  Y8565N102         170      48,385             Sole                  48,385      0    0
TEVA PHARM. - SP - ADR         Common Stocks  881624209         292       7,235             Sole                   7,235      0    0
TRANSOCEAN INC NEW             Common Stocks  H8817H100         732      19,057             Sole                  19,057      0    0
UNITED PARCEL SERVICE B        Common Stocks  911312106         855      11,684             Sole                  11,684      0    0
VISA INC                       Common Stocks  92826C839         238       2,349             Sole                   2,349      0    0
VODAFONE GROUP                 Common Stocks  92857W209       2,024      72,201             Sole                  72,201      0    0
WALT DISNEY CO                 Common Stocks  254687106         547      14,594             Sole                  14,594      0    0
AMER FINANCL GR                Common Stocks  025932104       1,691      45,842             Sole                  45,842      0    0
AMERICAN CAPITAL AGENCY CORP   Common Stocks  02503X105         211       7,508             Sole                   7,508      0    0
AMERICAN SAFETY INSURANCE      Common Stocks  G02995101       1,022      46,973             Sole                  46,973      0    0
ANNALY CAPITAL MANAGEMENT INC  Common Stocks  035710409       2,079     130,278             Sole                 130,278      0    0
ASCENA RETAIL GRP              Common Stocks  04351G101       1,981      66,639             Sole                  66,639      0    0
BABCOCK & WILCOX               Common Stocks  05615F102       1,724      71,398             Sole                  71,398      0    0
BENEFICIAL MUTU                Common Stocks  08173R104       1,985     237,493             Sole                 237,493      0    0
BIG LOTS INC.                  Common Stocks  089302103       2,602      68,908             Sole                  68,908      0    0
BIOMED REALTY TR               Common Stocks  09063H107       2,560     141,572             Sole                 141,572      0    0
CAPITOL FEDERAL FINANCIAL
  Inc New                      Common Stocks  14057J101       2,278     197,431             Sole                 197,431      0    0
CAPSTEAD MORTGAGE CORP         Common Stocks  14067E506         796      63,972             Sole                  63,972      0    0
CAREFUSION CORP                Common Stocks  14170T101       1,135      44,685             Sole                  44,685      0    0
CBIZ                           Common Stocks  124805102         379      61,970             Sole                  61,970      0    0
CELGENE CORP                   Common Stocks  151020104         257       3,799             Sole                   3,799      0    0
CHICOPEE BANCORP INC           Common Stocks  168565109         901      63,914             Sole                  63,914      0    0
CMS ENERGY                     Common Stocks  125896100       4,012     181,682             Sole                 181,682      0    0
COMPLETE PRODUCTION SVCS INC   Common Stocks  20453E109       3,271      97,463             Sole                  97,463      0    0
CYS INVESTMENTS                Common Stocks  12673A108       2,905     221,094             Sole                 221,094      0    0
DIAMOND HILL INVESTMENT GROUP  Common Stocks  25264R207       1,350      18,254             Sole                  18,254      0    0
DOLLAR TREE STO                Common Stocks  256746108       2,799      33,683             Sole                  33,683      0    0
ENSCO PLC                      Common Stocks  29358Q109       2,054      43,772             Sole                  43,772      0    0
EZCORP INC                     Common Stocks  302301106       5,923     224,620             Sole                 224,620      0    0
FIRST CASH FINANCIAL SVCS      Common Stocks  31942D107       4,359     124,228             Sole                 124,228      0    0
FISERV INC                     Common Stocks  337738108       2,066      35,170             Sole                  35,170      0    0
FTI CONSULTING INC             Common Stocks  302941109       4,163      98,127             Sole                  98,127      0    0
HANESBRANDS INC                Common Stocks  410345102       2,748     125,703             Sole                 125,703      0    0
HCC INSURANCE                  Common Stocks  404132102       2,922     106,258             Sole                 106,258      0    0
HELEN OF TROY                  Common Stocks  G4388N106       2,602      84,743             Sole                  84,743      0    0
HELIX ENERGY SOLUTIONS GROUP   Common Stocks  42330P107         966      61,161             Sole                  61,161      0    0
ICU MEDICAL INC                Common Stocks  44930G107       4,385      97,436             Sole                  97,436      0    0
ISHARES RUSSELL 2000 VALUE     Common Stocks  464287630         999      15,214             Sole                  15,214      0    0
JARDEN CORP                    Common Stocks  471109108       2,910      97,379             Sole                  97,379      0    0
JOHN WILEY & SONS INC          Common Stocks  968223206       2,533      57,059             Sole                  57,059      0    0
KBR INC                        Common Stocks  48242W106       1,958      70,252             Sole                  70,252      0    0
LEAPFROG ENTERPRISES INC       Common Stocks  52186N106       1,652     295,514             Sole                 295,514      0    0
LENDER PROCESSING              Common Stocks  52602E102         967      64,179             Sole                  64,179      0    0
LKQ CORP                       Common Stocks  501889208       1,572      52,255             Sole                  52,255      0    0
LTC PROPERTIES                 Common Stocks  502175102       3,248     105,251             Sole                 105,251      0    0
McDERMOTT INTL                 Common Stocks  580037109       2,180     189,372             Sole                 189,372      0    0
MERCK & CO INC - NEW           Common Stocks  58933Y105         265       7,027             Sole                   7,027      0    0
MID AMER APARTMENT             Common Stocks  59522J103       1,324      21,167             Sole                  21,167      0    0
OMEGA HEALTHCARE REIT          Common Stocks  681936100       4,251     219,679             Sole                 219,679      0    0
PIONEER NATURAL RESOURCES CO   Common Stocks  723787107         221       2,474             Sole                   2,474      0    0
QUANTA SERVICES INC            Common Stocks  74762E102       3,538     164,241             Sole                 164,241      0    0
RENT-A-CENTER                  Common Stocks  76009N100       3,524      95,232             Sole                  95,232      0    0
REPUBLIC SVCS INC              Common Stocks  760759100       1,986      72,079             Sole                  72,079      0    0
SANDRIDGE ENERGY INC           Common Stocks  80007P307       2,545     311,874             Sole                 311,874      0    0
SHIRE PHARM-ADR                Common Stocks  82481R106         308       2,961             Sole                   2,961      0    0
SHUFFLE MASTER                 Common Stocks  825549108         818      69,819             Sole                  69,819      0    0
SUPERIOR ENERGY                Common Stocks  868157108         959      33,709             Sole                  33,709      0    0
THERMO FISHER SCIENTIFIC INC   Common Stocks  883556102         246       5,480             Sole                   5,480      0    0
TRANSCEND SVS                  Common Stocks  893929208         861      36,286             Sole                  36,286      0    0
TRIUMPH GROUP                  Common Stocks  896818101       3,451      59,050             Sole                  59,050      0    0
UIL HOLDINGS CORP              Common Stocks  902748102       2,715      76,768             Sole                  76,768      0    0
VALMONT INDUS                  Common Stocks  920253101       2,975      32,771             Sole                  32,771      0    0
VANTAGE DRILLING               Common Stocks  G93205113         668     575,792             Sole                 575,792      0    0
VERISIGN INC                   Common Stocks  92343E102       4,261     119,282             Sole                 119,282      0    0
WARNER CHILCOTT                Common Stocks  G94368100       1,653     109,234             Sole                 109,234      0    0
WESTFIELD FINANCIAL INC        Common Stocks  96008P104         627      85,256             Sole                  85,256      0    0
WINDSTREAM CORP                Common Stocks  97381W104       2,701     230,078             Sole                 230,078      0    0
WRIGHT EXPRESS CORP            Common Stocks  98233Q105       3,475      64,012             Sole                  64,012      0    0